Amount of Loans Sold and Participated (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Securitized Sold
Loans Held for Sale [Line Items]
Loans serviced by the company	$ 385,425	$ 365,811
Participating Loans
Loans Held for Sale [Line Items]
Loans serviced by the company	$ 31,428	$ 32,734